RECENT ACCOUNTING PRONOUNCEMENTS	12 Months Ended
Dec. 31, 2017
RECENT ACCOUNTING PRONOUNCEMENTS
RECENT ACCOUNTING PRONOUNCEMENTS

4.             RECENT ACCOUNTING PRONOUNCEMENTS

Revenue from Contracts with Customers

In May 2014, the IASB issued IFRS 15 “Revenue from Contracts with Customers” (“IFRS 15”).  IFRS 15 replaces IAS 11 “Construction Contracts”, IAS 18 “Revenue”, IFRIC 13 “Customer Loyalty Programmes”, IFRIC 15 “Agreements for the Construction of Real Estate”, IFRIC 18 “Transfer of Assets from Customers” and SIC 31 “Revenue — Barter Transactions Involving Advertising Services”, and is effective for annual periods beginning on or after January 1, 2018.

The standard contains a single model that applies to contracts with customers and two approaches to recognizing revenue: at a point in time or over time.  The model features a contract-based five-step analysis of transactions to determine whether, how much and when revenue is recognized.  New estimates and judgmental thresholds have been introduced, which may affect the amount and/or timing of revenue recognized. The Company will adopt IFRS 15 for the annual period beginning January 1, 2018 using the modified retrospective approach.

The Company has completed its assessment of the impact of IFRS 15 and does not expect the new standard to have a material impact on the consolidated financial statements.

Financial instruments

In July 2014, the IASB issued the final version of IFRS 9 “Financial Instruments” (“IFRS 9”), which replaces IAS 39 “Financial Instruments:  Recognition and Measurement” (“IAS 39”).  IFRS 9 is effective for annual periods beginning on or after January 1, 2018. The Company will adopt IFRS 9 for the annual period beginning January 1, 2018 on a retrospective basis, using certain available transitional provisions.

IFRS 9 provides a revised model for classification and measurement of financial assets, including a new “expected credit loss” (ECL) impairment model. The revised model for classifying financial assets results in classification according to their contractual cash flow characteristics and the business models under which they are held. IFRS 9 introduces a reformed approach to hedge accounting.  IFRS 9 also largely retains the existing requirements in IAS 39 for the classification of financial liabilities.

The Company has completed its assessment of the impact of IFRS 9 and expects the following impacts upon adoption:

i)     The Company will make the irrevocable election available under IFRS 9 to continue to measure its long-term investments in equity securities at fair value through OCI. Under the new standard, all realized and unrealized gains and losses will be recognized permanently in OCI with no reclassification to profit or loss. On adoption of IFRS 9, the Company expects to make an adjustment to opening retained earnings of $56.3 million with a corresponding adjustment to accumulated other comprehensive income. The new classification and measurement requirements under IFRS 9 are not expected to have a material impact on the Company’s other financial assets and financial liabilities.

ii)    The Company expects that its existing hedge accounting relationships that qualified for hedge accounting under IAS 39 will continue to qualify for hedge accounting under IFRS 9, following planned changes to its internal documentation and monitoring processes.

iii)   The other changes under IFRS 9, including the new ECL impairment model, are not expected to have a material impact on the Company’s financial statements.

Leases

In January 2016, the IASB issued IFRS 16 “Leases” (“IFRS 16”), which replaces IAS 17 “Leases”.  The standard is effective for annual periods beginning on or after January 1, 2019, and permits early adoption, provided IFRS 15 has been applied, or is applied at the same date as IFRS 16.

IFRS 16 requires lessees to recognize assets and liabilities for most leases on its balance sheet, as well as corresponding depreciation and interest expense.

The Company will adopt IFRS 16 for the annual period beginning January 1, 2019.  The Company expects IFRS 16 will result in the recognition of additional assets and liabilities on the balance sheet, and a corresponding increase in depreciation and interest expense.  The Company also expects cash flow from operating activities to increase under IFRS 16 as lease payments for most leases will be recorded as financing outflows in the statement of cash flows.  The extent of the impact of adopting the standard has not yet been determined.

The Company has completed the development of its implementation plan and expects to report more detailed information, including estimated quantitative financial impacts, if material, in its consolidated financial statements as the effective date approaches.

Foreign Currency Transactions and Advance Consideration

In December 2016, the IASB issued IFRIC Interpretation 22 “Foreign Currency Transactions and Advance Consideration” (“IFRIC 22”).  IFRIC 22 is applicable for annual periods beginning on or after January 1, 2018, and permits early adoption.

IFRIC 22 clarifies which date should be used for translation when a foreign currency transaction involves an advance payment or receipt.  The interpretation clarifies that the date of the transaction for the purpose of determining the exchange rate to use on initial recognition of the related asset, expense or income (or part of it) is the date on which an entity initially recognizes the non-monetary asset or non-monetary liability arising from the payment or receipt of the advance consideration.

The Company will adopt IFRIC 22 in its financial statements for the annual period beginning January 1, 2018 on a prospective basis.  The Company has completed its assessment of the impact of IFRIC 22 and does not expect the interpretation to have a material impact on the consolidated financial statements.